FAIR VALUE OF FINANCIAL INSTRUMENTS - NON-AGENCY RMBS LEVEL 3 (Details 6) (USD $) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012
Transfers
Gain on settlement of securities	$ 11,271
Amortization included in interest income	8,008		2,030	5,339
Recurring Basis | Non-Agency RMBS | Level 3 Inputs
Balance, beginning	289,756
Transfers
Transfers from Level 3		[1]
Transfers into Level 3		[1]
Gains (losses) included in net income as impairment	(729)
Gain on settlement of securities	11,271
Gains (losses) included in comprehensive income	6,501	[2]
Amortization included in interest income	16,286
Purchases, sales and repayments
Purchases	450,144
Sales	(123,130)
Proceeds from repayments	(68,349)
Balance, ending	581,750
Recurring Basis | ABS Subprime | Level 3 Inputs
Balance, beginning
Transfers
Transfers from Level 3					[1]
Transfers into Level 3					[1]
Gains (losses) included in net income as impairment
Gains (losses) included in comprehensive income				15,526	[2]
Amortization included in interest income				5,339
Purchases, sales and repayments
Purchases				121,262
Sales
Proceeds from repayments				(16,513)
Balance, ending				$ 289,756

[1]	(A) Transfers are assumed to occur at the beginning of the respective period.
[2]	(B) These gains (losses) were included in net unrealized gain (loss) on securities in the consolidated statements of comprehensive income.